Condensed Consolidated Statements of Stockholders' Equity (USD $)	Total	Common stock [Member]	Additional paid-in-capital [Member]	Treasury units [Member]	Retained earnings [Member]
Balance at Dec. 31, 2008	$ 49,585,720	$ 3,233	$ 8,258,652	$ (261,168)	$ 41,585,003
Balance, shares at Dec. 31, 2008		32,329,897
Distributions to members of Tile Shop LLC	(10,808,901)				(10,808,901)
Net income	23,222,905				23,222,905
Balance at Dec. 31, 2009	61,999,724	3,233	8,258,652	(261,168)	53,999,007
Balance, shares at Dec. 31, 2009		32,329,897
Distributions to members of Tile Shop LLC	(22,271,677)				(22,271,677)
Net income	29,709,071				29,709,071
Balance at Dec. 31, 2010	69,437,118	3,233	8,258,652	(261,168)	61,436,401
Balance, shares at Dec. 31, 2010	32,329,897	32,329,897
Redemption of common units of Tile Shop LLC	(1,484,200)	(33)	(83,967)		(1,400,200)
Redemption of common units of Tile Shop LLC, shares		(329,897)
Distributions to members of Tile Shop LLC	(24,165,867)				(24,165,867)
Net income	31,359,880				31,359,880
Balance at Dec. 31, 2011	75,146,931	32,000	8,174,685	(261,168)	67,230,214
Balance, shares at Dec. 31, 2011	32,000,000	32,000,000
Merger of JWC Acquisition Corp	1,242,356	1,054	1,241,302
Merger of JWC Acquisition Corp, shares		10,534,884
Distributions to members of Tile Shop LLC	(22,055,109)				(22,055,109)
Cancellation of treasury units			(261,168)	261,168
Issuance of restricted shares		30	(30)
Issuance of restricted shares, shares		295,000
Exercise of warrants	599,161	5	599,156
Exercise of warrants, shares		52,101
Stock based compensation	835,515		835,515
Expenses for recapitalization	(2,146,766)		(2,146,766)
Net income	30,631,403				30,631,403
Balance at Sep. 30, 2012	$ 42,305,981	$ 4,289	$ 18,983,990		$ 23,317,701
Balance, shares at Sep. 30, 2012	42,881,985	42,881,985